Debt - Long-term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Principal debt	$ 8,410	[1]	$ 8,350
Unamortized discount	(63)		(7)
Fair value adjustments	142	[2]	190	[2]
Less: current maturities	(1,042)		(1,445)
Long-term Debt	7,447		7,088
2013	1,039	[1]
2014	1,093	[1]
2015	1,259	[1]
2016	954	[1]
2017	1,002	[1]
Thereafter	3,063	[1]
Long-term Debt Maturities, Current Year by Quarter, First	12
Long-term Debt Maturities, Subsequent Year by Quarter, Second	410
Long-term Debt Maturities, Current Year by Quarter, Third	609
Long-term Debt Maturities, Current Year by Quarter, Fourth	8
Senior Notes due 2012 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	0.00%	[3]
Principal debt	0		1,100
Senior Notes due 2013 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	5.65%	[3]
Principal debt	400		400
Floating Rate Senior Notes due 2013 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	1.71%	[3]
Principal debt	600		0
Convertible Notes due 2014 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	9.00%	[3]
Principal debt	19		19
Senior Notes due 2014 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	8.25%	[3]
Principal debt	750		750
Floating Rate Notes due 2014 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	1.13%	[3]
Principal debt	300		300
Senior Notes due 2015 4.29% [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	4.29%	[3]
Principal debt	1,000		1,000
Notes due 2016 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	7.20%	[3]
Principal debt	250		250
Senior Notes due 2016 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	6.48%	[3]
Principal debt	700		700
Senior Notes due 2017 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	6.83%	[3]
Principal debt	500		500
Senior Notes 2.98% due 2017 [Member] [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	2.98%	[3]
Principal debt	500	[3]	0	[3]
Notes due 2018 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	0.57%	[3]
Principal debt	1		1
Senior Notes due 2018 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	6.37%	[3]
Principal debt	1,000		1,000
Senior Notes due 2019 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	5.66%	[3]
Principal debt	650		650
Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	5.39%	[3]
Principal debt	1,062		700
Zero Coupon Notes due 2023 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	0.00%	[3]
Principal debt	0		301
Senior Notes due 2039 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	6.78%	[3]
Principal debt	350		350
Subtotal - Xerox Corportation [Member]
Debt Instrument [Line Items]
Principal debt	8,082		8,021
Senior Notes due 2015 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	4.25%	[3]
Principal debt	250		250
Borrowings secured by other assets [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	4.31%	[3]
Principal debt	77		76
Other [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	1.23%	[3]
Principal debt	1		3
Subtotal subsidiary companies [Member]
Debt Instrument [Line Items]
Principal debt	$ 328		$ 329

[1]	(1)Quarterly total debt maturities for 2013 are $12, $410, $609 and $8 for the first, second, third and fourth quarters, respectively. Commercial Paper We have a private placement commercial paper (“CP”) program in the U.S. under which we may issue CP up to a maximum amount of $2.0 billion outstanding at any time. Aggregate CP and Credit Facility borrowings may not exceed $2.0 billi
[2]	(1)Fair value adjustments represent changes in the fair value of hedged debt obligations attributable to movements in benchmark interest rates. Hedge accounting requires hedged debt instruments to be reported at an amount equal to the sum of their carrying value (principal value plus/minus premiums/discounts) and any fair value adjustment.
[3]	Represents weighted average effective interest rate which includes the effect of discounts and premiums on issued debt.